Classification of Financial Instruments -Schedule of Analysis of the Movement in the Fair Value of the Deferred and Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
At 1 January	£ (1,546)
At 31 December	(1,788)	£ (1,546)
Deferred And Contingent Consideration [Member]
Disclosure of fair value measurement of liabilities [line items]
At 1 January	(57)	(79)
Exchange differences	0	3
Acquisitions	(1)	0
Fair value movements – Income statement	(2)	(4)
Repayments	38	23
At 31 December	£ (22)	£ (57)